CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Loss before income tax	$ (203,272)	$ (88,492)	$ (42,101)
Adjustments to reconcile profit (loss) [abstract]
Amortization and depreciation	121,254	133,228	120,920
Impairment losses	17,495	1,977	0
Changes in trade provisions	577	(296)	5,293
Share-based payment expense	(2,870)	10,608	4,316
Change in provisions	21,597	18,136	27,955
Grants released to income	0	(900)	(878)
Losses on disposal of property, plant and equipment	758	408	306
Finance income	(10,192)	(15,506)	(15,683)
Finance costs	86,496	91,889	70,293
Net foreign exchange differences	(7,167)	(17,669)	27,818
Change in fair value of financial instruments	95,961	42,285	0
Changes in other (gains)/losses	0	(35)	(592)
Adjustments For Reconcile Profit (Loss)	323,909	264,125	239,748
Changes in working capital [abstract]
Changes in trade and other receivables	(28,545)	(42,628)	2,205
Adjustments for increase (decrease) in trade and other payables	(728)	62,311	1,589
Other payables	(18,260)	(88,844)	(28,873)
Increase (decrease) in working capital	(47,533)	(69,161)	(25,079)
Interest paid	(82,033)	(58,038)	(46,199)
Interest received	1,796	12,299	11,844
Income tax paid	(9,934)	(18,432)	(11,222)
Cash flows from (used in) operations before changes in working capital	(90,171)	(64,171)	(45,577)
Net cash flow from operating activities	(17,067)	42,301	126,991
Analysis of the cash flow of the acquisition
Payments for acquisition of intangible assets	(21,786)	(45,666)	(6,913)
Payments for acquisition of property, plant and equipment	(6,748)	(2,441)	(31,268)
Net cash flow used in investment activities	(28,534)	(48,107)	(38,181)
Cash flows from (used in) financing activities [abstract]
Proceeds from borrowings from third parties	78,995	512,727	121,771
Repayment of borrowings from third parties	(29,026)	(524,426)	(70,543)
Payments of lease liabilities	(49,323)	(45,617)	(48,947)
Payments of financial instruments	0	(2,380)	0
Acquisition of treasury shares	0	(878)	(1,328)
Cash flows from (used in) financing activities	646	(60,574)	953
Net (decrease)/increase in cash and cash equivalents	(44,955)	(66,380)	89,763
Effect of exchange rate changes on cash	(942)	(13,790)	(5,475)
Cash and cash equivalents at beginning of year	128,824	208,994	124,706
Cash and cash equivalents at end of year	$ 82,927	$ 128,824	$ 208,994